Note 12 - Warrants	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
12.	WARRANTS

The following table reflects the continuity of warrants:

	Average Exercise	Number of	Historical
	Price	Warrants	Fair value

Balance, January 1, 2015	$0.61	30,782,664	$6,458,659
Warrants and compensation warrants exercised	(0.42)	(22,413,431)	(4,444,912)

Balance, December 31, 2015	0.79	8,369,233	2,013,747
Warrants issued	0.39	34,800,000	5,985,378
Warrants and compensation warrants exercised	(0.51)	(3,794,412)	(901,417)
Expired	(1.02)	(4,574,821)	(1,112,330)

Balance, December 31, 2016 and 2017	$0.39	34,800,000	$5,985,378